Wright Selected Blue Chip Equities Fund
Investment Objective

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined by the investment adviser as total return occurring over the course of a complete market cycle.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Selected Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.48%
Fee Waiver	[1]	(0.08%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	143	460	800	1,762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by well-established domestic companies, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established domestic companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser’s “investment grade” list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund’s investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P Mid-Cap 400. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WSBC

During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	Return before taxes	16.02%	3.47%	8.67%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	15.44%	3.07%	7.70%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	11.18%	2.91%	7.49%
Wright Selected Blue Chip Equities Fund S&P Mid-Cap 400	(reflects no deductions for fees, expenses or taxes)	17.89%	5.15%	10.53%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Major Blue Chip Equities Fund
Investment Objective
The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Major Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.99%
Total Annual Fund Operating Expenses		1.84%
Fee Waiver	[1]	(0.44%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund	143	536	955	2,123

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by “major” companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund’s investment, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by "major" companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P 500. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WMBC

During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Major Blue Chip Equities Fund	Return before taxes	4.23%	(1.95%)	4.65%
Wright Major Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	4.13%	(2.05%)	4.52%
Wright Major Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	2.90%	(1.66%)	4.02%
Wright Major Blue Chip Equities Fund S&P 500	(reflects no deductions for fees, expenses or taxes)	15.98%	1.66%	7.10%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright International Blue Chip Equities Fund
Investment Objective
The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees	Wright International Blue Chip Equities Fund
Redemption Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright International Blue Chip Equities Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.96%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver	[1]	(0.16%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.85%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

*A redemption fee applies if you redeem your shares within three months of purchase.
Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright International Blue Chip Equities Fund	188	615	1,068	2,325

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. "Non-U.S. companies" as determined by the investment adviser are companies that are incorporated or principally domiciled outside of the U.S.. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund’s assets), seizure, expropriation or nationalization of a company’s assets, less publicly available information, and the impact of political, social or diplomatic events.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WIBC

During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright International Blue Chip Equities Fund	Return before taxes	14.45%	(6.08%)	6.42%
Wright International Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	14.52%	(6.52%)	6.00%
Wright International Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	10.23%	(5.11%)	5.65%
Wright International Blue Chip Equities Fund MSCI World ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	16.41%	(3.43%)	8.60%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Selected Blue Chip Equities Fund
Wright Selected Blue Chip Equities Fund Summary
Investment Objective

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined by the investment adviser as total return occurring over the course of a complete market cycle.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Selected Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.63%
Total Annual Fund Operating Expenses		1.48%
Fee Waiver	[1]	(0.08%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	143	460	800	1,762

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by well-established domestic companies, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established domestic companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser’s “investment grade” list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund’s investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P Mid-Cap 400. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WSBC

During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Selected Blue Chip Equities Fund	Return before taxes	16.02%	3.47%	8.67%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	15.44%	3.07%	7.70%
Wright Selected Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	11.18%	2.91%	7.49%
Wright Selected Blue Chip Equities Fund S&P Mid-Cap 400	(reflects no deductions for fees, expenses or taxes)	17.89%	5.15%	10.53%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Major Blue Chip Equities Fund
Wright Major Blue Chip Equities Fund Summary
Investment Objective
The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Major Blue Chip Equities Fund
Management Fees		0.60%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.99%
Total Annual Fund Operating Expenses		1.84%
Fee Waiver	[1]	(0.44%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.40%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund	143	536	955	2,123

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by “major” companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund’s investment, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by "major" companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P 500. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WMBC

During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Major Blue Chip Equities Fund	Return before taxes	4.23%	(1.95%)	4.65%
Wright Major Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	4.13%	(2.05%)	4.52%
Wright Major Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	2.90%	(1.66%)	4.02%
Wright Major Blue Chip Equities Fund S&P 500	(reflects no deductions for fees, expenses or taxes)	15.98%	1.66%	7.10%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright International Blue Chip Equities Fund
Wright International Blue Chip Equities Fund Summary
Investment Objective
The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees* (fees paid directly from your investment)
Shareholder Fees	Wright International Blue Chip Equities Fund
Redemption Fee (as a percentage of the amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright International Blue Chip Equities Fund
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.96%
Total Annual Fund Operating Expenses		2.01%
Fee Waiver	[1]	(0.16%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	1.85%
[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

*A redemption fee applies if you redeem your shares within three months of purchase.
Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright International Blue Chip Equities Fund	188	615	1,068	2,325

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. "Non-U.S. companies" as determined by the investment adviser are companies that are incorporated or principally domiciled outside of the U.S.. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund’s assets), seizure, expropriation or nationalization of a company’s assets, less publicly available information, and the impact of political, social or diplomatic events.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Performance

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Year-by-Year Total Return as of December 31 WIBC

During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Average Annual Total Returns as of December 31, 2012
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright International Blue Chip Equities Fund	Return before taxes	14.45%	(6.08%)	6.42%
Wright International Blue Chip Equities Fund After Taxes on Distributions	Return after taxes on distributions	14.52%	(6.52%)	6.00%
Wright International Blue Chip Equities Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	10.23%	(5.11%)	5.65%
Wright International Blue Chip Equities Fund MSCI World ex U.S. Index	(reflects no deductions for fees, expenses or taxes)	16.41%	(3.43%)	8.60%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Wright Managed Equity Trust
Central Index Key	dei_EntityCentralIndexKey	0000703499
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2013
Wright Selected Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright Selected Blue Chip Equities Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Selected Blue Chip Equities Fund (“WSBC” or “fund”) seeks to provide long-term total return consisting of price appreciation and current income. “Long-term” is defined by the investment adviser as total return occurring over the course of a complete market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by well-established domestic companies, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established domestic companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The portfolio investments are selected primarily from companies on the Adviser’s “investment grade” list of approved companies. The fund’s portfolio is characterized as a blend of growth and value stocks. The market capitalization of the companies is typically between $1-$10 billion at the time of the fund’s investment, however the fund may hold investments in companies of any market capitalization consistent with its investment objective. The Adviser seeks to outperform the Standard & Poor's Mid-Cap 400 Index (“S&P Mid-Cap 400”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by well-established domestic companies, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established domestic companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Risk Lose Money [Text]	rr_RiskLoseMoney
The fund is not a complete investment program and you may lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P Mid-Cap 400. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the fund's returns as of December 31, 2012.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 WSBC
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 21.41% (3rd quarter 2009) and the lowest return was -24.81% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Selected Blue Chip Equities Fund | Wright Selected Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSBEX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Annual Return 2003	rr_AnnualReturn2003	30.06%
Annual Return 2004	rr_AnnualReturn2004	15.73%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	3.77%
Annual Return 2007	rr_AnnualReturn2007	11.59%
Annual Return 2008	rr_AnnualReturn2008	(39.81%)
Annual Return 2009	rr_AnnualReturn2009	38.61%
Annual Return 2010	rr_AnnualReturn2010	23.93%
Annual Return 2011	rr_AnnualReturn2011	(1.15%)
Annual Return 2012	rr_AnnualReturn2012	16.02%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	8.67%
Wright Selected Blue Chip Equities Fund | After Taxes on Distributions | Wright Selected Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	7.70%
Wright Selected Blue Chip Equities Fund | After Taxes on Distributions and Sales | Wright Selected Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sales of fund shares
1 Year	rr_AverageAnnualReturnYear01	11.18%
5 Years	rr_AverageAnnualReturnYear05	2.91%
10 Years	rr_AverageAnnualReturnYear10	7.49%
Wright Selected Blue Chip Equities Fund | S&P Mid-Cap 400
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	5.15%
10 Years	rr_AverageAnnualReturnYear10	10.53%
Wright Major Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright Major Blue Chip Equities Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wright Major Blue Chip Equities Fund (“WMBC” or “fund”) seeks total return, consisting of price appreciation plus income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by “major” companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund’s investment, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by "major" companies. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. The fund may also hold investments in companies of any market capitalization consistent with its investment objective. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. The Adviser seeks to outperform the Standard & Poor's 500 Index (“S&P 500”) by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common and preferred stock issued by “major” companies, which the Adviser defines as well-established companies with market values of $5-$10 billion or more at the time of the fund’s investment, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by "major" companies.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Risk Lose Money [Text]	rr_RiskLoseMoney
The fund is not a complete investment program and you may lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the S&P 500. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the fund's returns as of December 31, 2012.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 WMBC
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 13.83% (2nd quarter 2009) and the lowest return was -19.46% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.83%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright Major Blue Chip Equities Fund | Wright Major Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WQCEX
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	955
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,123
Annual Return 2003	rr_AnnualReturn2003	23.20%
Annual Return 2004	rr_AnnualReturn2004	12.36%
Annual Return 2005	rr_AnnualReturn2005	6.20%
Annual Return 2006	rr_AnnualReturn2006	11.57%
Annual Return 2007	rr_AnnualReturn2007	5.96%
Annual Return 2008	rr_AnnualReturn2008	(34.85%)
Annual Return 2009	rr_AnnualReturn2009	17.83%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Annual Return 2011	rr_AnnualReturn2011	0.08%
Annual Return 2012	rr_AnnualReturn2012	4.23%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	4.23%
5 Years	rr_AverageAnnualReturnYear05	(1.95%)
10 Years	rr_AverageAnnualReturnYear10	4.65%
Wright Major Blue Chip Equities Fund | After Taxes on Distributions | Wright Major Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
10 Years	rr_AverageAnnualReturnYear10	4.52%
Wright Major Blue Chip Equities Fund | After Taxes on Distributions and Sales | Wright Major Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sales of fund shares
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
10 Years	rr_AverageAnnualReturnYear10	4.02%
Wright Major Blue Chip Equities Fund | S&P 500
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.98%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Wright International Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright International Blue Chip Equities Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wright International Blue Chip Equities Fund (“WIBC” or “fund”) seeks total return consisting of price appreciation plus income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees* (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	*A redemption fee applies if you redeem your shares within three months of purchase.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide. “Well-established companies”, as defined by the investment adviser, have an operating history of six years or longer. "Non-U.S. companies" as determined by the investment adviser are companies that are incorporated or principally domiciled outside of the U.S.. The portfolio investments are chosen primarily from companies on the Adviser’s “investment grade” list of approved companies. Securities of these companies may be traded on the securities market of their own country, on other foreign exchanges or in the U.S. through ADRs. ADRs represent interest in the underlying security. ADRs purchased by the fund are typically sponsored by the issuer of the underlying security, however the fund may invest in unsponsored ADRs consistent with its investment objective. The Adviser seeks to outperform the MSCI World ex U.S. Index by selecting stocks using fundamental company analysis, valuation and earnings trends. The portfolio is then diversified across industries and sectors. The Adviser believes that the resulting diversified portfolio has better overall fundamental characteristics than the benchmark, i.e., earnings growth, financial strength and profitability.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The fund invests at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of common stock, preferred stock, American Depository Receipts (“ADRs”) and securities convertible into common and preferred stock issued by well-established non-U.S. companies of any size located worldwide.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Market Risk: When the price of stocks fall, the value of the fund’s investments may fall.
·	Management Risk: The fund is actively managed and its performance, therefore, will reflect the Adviser's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.
·	Foreign Securities Risk: Foreign securities are subject to additional risks including currency risk (changes in foreign currency rates reducing the value of the fund’s assets), seizure, expropriation or nationalization of a company’s assets, less publicly available information, and the impact of political, social or diplomatic events.
·	Large-Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.
·	Small-Capitalization and Mid-Capitalization Company Risk: Securities of smaller companies may be more volatile than securities issued by companies with large market capitalizations, and the price of smaller companies may decline more in response to selling pressure.
·	Equity Risk: The fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
·	Convertible Securities Risk: Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities.
·	ADR Risk: ADR risks reflect risks associated with the underlying securities, which may include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
·	Value Investment Risk: The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value in response to the activities and financial prospects of an individual company.

Risk Lose Money [Text]	rr_RiskLoseMoney
The fund is not a complete investment program and you may lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table illustrate the variability of the fund's returns as of December 31, 2012. The chart and table provide some indication of the risks of investing in the fund by showing the changes in the performance from year to year and how the fund's average annual returns for one, five and ten years compare to the MSCI World ex U.S. Index. Updated performance is available on a quarterly basis at www.wrightinvestors.com or by calling 1-800-555-0644 (toll free). As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the fund's returns as of December 31, 2012.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 WIBC
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 28.54% (2nd quarter 2009) and the lowest return was -24.32% (4th quarter 2008).
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.54%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Wright International Blue Chip Equities Fund | Wright International Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WIBCX
Redemption Fee (as a percentage of the amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,068
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,325
Annual Return 2003	rr_AnnualReturn2003	31.96%
Annual Return 2004	rr_AnnualReturn2004	17.71%
Annual Return 2005	rr_AnnualReturn2005	21.13%
Annual Return 2006	rr_AnnualReturn2006	28.49%
Annual Return 2007	rr_AnnualReturn2007	5.50%
Annual Return 2008	rr_AnnualReturn2008	(47.74%)
Annual Return 2009	rr_AnnualReturn2009	33.77%
Annual Return 2010	rr_AnnualReturn2010	5.76%
Annual Return 2011	rr_AnnualReturn2011	(13.65%)
Annual Return 2012	rr_AnnualReturn2012	14.45%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	14.45%
5 Years	rr_AverageAnnualReturnYear05	(6.08%)
10 Years	rr_AverageAnnualReturnYear10	6.42%
Wright International Blue Chip Equities Fund | After Taxes on Distributions | Wright International Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	14.52%
5 Years	rr_AverageAnnualReturnYear05	(6.52%)
10 Years	rr_AverageAnnualReturnYear10	6.00%
Wright International Blue Chip Equities Fund | After Taxes on Distributions and Sales | Wright International Blue Chip Equities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sales of fund shares
1 Year	rr_AverageAnnualReturnYear01	10.23%
5 Years	rr_AverageAnnualReturnYear05	(5.11%)
10 Years	rr_AverageAnnualReturnYear10	5.65%
Wright International Blue Chip Equities Fund | MSCI World ex U.S. Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05	(3.43%)
10 Years	rr_AverageAnnualReturnYear10	8.60%

[1]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.40% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").
[2]	Under a written agreement in effect through April 30, 2014, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") and the fund's distributor, Wright Investors' Service Distributors, Inc. ("Distributor") waive a portion of their advisory fee and/or distribution fees and assume operating expenses of the fund to the extent necessary to limit the net operating expense ratio to 1.85% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business). Net Annual Fund Operating Expenses may exceed the 1.85% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2014 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").